Investment in Securities - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2015 JPY (¥) Investment	Mar. 31, 2014 JPY (¥) Investment	Mar. 31, 2013 JPY (¥)
Schedule of Investments [Line Items]
Net unrealized holding gains (losses) on trading securities	¥ 137,704	¥ (3,083)	¥ 1,662
Proceeds from sales of available-for-sale securities	511,868	318,697	417,534
Available-for-sale securities gross realized gains	32,206	14,517	17,830
Available-for-sale securities gross realized losses	129	368	578
Write-downs of securities	8,997	7,989	22,838
Aggregate carrying amount of other securities accounted for under the cost method	43,718	80,942
Aggregate carrying amount of other securities not evaluated for impairment	42,838	72,078
Investment funds fair value	¥ 16,891	¥ 11,433
Number of investment securities in an unrealized loss position | Investment	197	184
Finance revenues	¥ 12,391	¥ 12,393	11,505
Carrying amount of debt securities acquired with evidence of deterioration of credit quality	851	1,267
Nominal value of debt securities acquired with evidence of deterioration of credit quality	5,595	6,112
Outstanding balance of accretable yield of debt securities acquired with evidence of deterioration of credit quality	996	1,074
CMBS and RMBS in the Americas, and other asset-backed securities
Schedule of Investments [Line Items]
Non-credit components of other-than-temporary impairments, gross unrealized losses	58	102	435
Non-credit components of other-than-temporary impairments, gross unrealized gains	234	59
Non-credit components of other-than-temporary impairments losses, accumulated other comprehensive income	37	65	¥ 277
Non-credit components of other-than-temporary impairments gains, accumulated other comprehensive income	149	38
Available-for-sale securities
Schedule of Investments [Line Items]
Investment funds fair value	8,168	5,116
Other securities
Schedule of Investments [Line Items]
Investment funds fair value	¥ 8,723	¥ 6,317